CONVERTIBLE SENIOR DEBENTURES (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Convertible Debt [Member]
Short Term Debt [Line Items]
Convertible Senior Debentures	$ 514	$ 521